As filed with the Securities and Exchange Commission on February 28, 2017
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. /   /
Post-Effective Amendment No. 53 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 55 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (844) 366-0905

Deborah Djeu, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
Mail Code: SUM0703	One Bush Street
100 Summer Street, 7th Floor	Suite 1600
Boston, Massachusetts 02111	San Francisco, California 94104-4446

It is proposed that this filing will become effective: (check appropriate box)

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐ 75 days after filing pursuant to paragraph (a) (2) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (2) of Rule 485.
☐ Immediately upon filing pursuant to paragraph (b) of Rule 485.	☑ On March 29, 2017 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☑  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 29, 2017, the effectiveness of the Registration Statement for Select Share Class of the SA U.S. Fixed Income Fund, SA International Value Fund, SA Global Fixed Income Fund, SA International Small Company Fund, SA U.S. Core Market Fund, SA Emerging Markets Value Fund, SA U.S. Value Fund, SA Real Estate Securities Fund and SA U.S. Small Company Fund, filed in Post-Effective Amendment No. 52 on December 29, 2016 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 53 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 52.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California, on the 28th day of February, 2017.

SA FUNDS - INVESTMENT TRUST

By:	* /s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	February 28, 2017
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	February 28, 2017
Harold M. Shefrin

* /s/ Charles M. Roame	Trustee	February 28, 2017
Charles M. Roame

* /s/ Alexander B. Potts	President and	February 28, 2017
Alexander B. Potts	Chief Executive Officer

* /s/ Michael Clinton	Treasurer and Chief	February 28, 2017
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee

*signed pursuant to power of attorney.